CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Interest on investment securities and cash	$ 1,353	$ 915
Interest and fees on loans	19,736	16,534
Total interest income	21,089	17,449
Interest Expense
Interest expense non-maturity deposits	724	442
Interest expense time deposits	2,794	2,039
Interest expense borrowed funds	309	222
Interest expense capital lease	13	17
Interest expense debt	17	0
Interest expense on subordinated debt	767	759
Total interest expense	4,624	3,479
Net interest income	16,465	13,970
Loan loss provision	406	704
Net interest income after loan loss provision	16,059	13,266
Noninterest income
Overdraft fees on deposits	538	431
Interchange fee income, net	229	139
Service charges on deposits	65	56
Mortgage fee income	117	95
Customer service fees	58	54
ATM income	28	27
Bank-owned life insurance income	196	199
Unrealized loss on equity securities	(10)	0
Other income	35	32
Total noninterest income	1,256	1,033
Noninterest expense
Salaries & benefits expense	7,337	7,071
Occupancy expense	773	859
Furniture, fixture & equipment expense	684	585
Data processing expense	792	948
Office supplies expense	87	81
Professional fees	477	473
Advertising and marketing	114	132
Insurance	301	306
Foreclosed asset expense, net	497	281
Loan expense	218	219
Stockholder expense	190	172
Directors fees and expenses	271	256
Telephone expense	293	288
Core deposit intangible amortization expense	33	44
Merger expenses	744	0
Other operating expense	589	586
Total noninterest expense	13,400	12,301
Pre-tax income	3,915	1,998
Income tax expense	963	1,594
Net income	$ 2,952	$ 404
Earnings per share
Basic earnings per common share (in dollars per share)	$ 0.46	$ 0.09
Diluted earnings per common share (in dollars per share)	$ 0.46	$ 0.09
Weighted average common shares outstanding (in shares)	6,380,227	4,655,369
Diluted average common shares outstanding (in shares)	6,470,939	4,737,874